Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2017
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Condensed Statements of Comprehensive Income
(a)	Condensed statements of comprehensive income

	2017	2016	2015
	Million	Million	Million

Dividend income	111,490	49,080	43,848

Operating expenses	(77)	(71)	(77)

Interest income	23	11	25

Other (losses)/gains	(87)	57	61

Finance costs	(2)	(3)	(3)

Profit before taxation	111,347	49,074	43,854

Taxation	(14)	(1)	—

PROFIT FOR THE YEAR	111,333	49,073	43,854

Other comprehensive income for the year	—	—	—

TOTAL COMPREHENSIVE INCOME FOR THE YEAR	111,333	49,073	43,854

Condensed Balance Sheets
(b)	Condensed balance sheets

	As of December 31, 2017	As of December 31, 2016
	Million	Million

Non-current assets	490,256	487,290

Current assets	2,718	2,144

Current liabilities	3,658	5,415

Non-current liabilities	—	—

NET ASSETS	489,316	484,019

TOTAL EQUITY	489,316	484,019

Condensed Statements of Cash Flows
(c)	Condensed statements of cash flows

	2017	2016	2015
	Million	Million	Million

Net cash used in operating activities	(72)	(69)	(78)

Net cash generated from investing activities	28,840	12,900	9,760

Net cash used in financing activities	(28,913)	(12,813)	(11,964)

Net increase/(decrease) in cash and cash equivalents	(145)	18	(2,282)

Cash and cash equivalents at beginning of year	796	753	3,030

Effect of changes in foreign exchange rate	(97)	25	5

Cash and cash equivalents at end of year	554	796	753